Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule of Vessels, Net
	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2013	2,304,036	(721,691)	1,582,345
Depreciation	—	(89,903)	(89,903)
Vessel acquisitions and other vessels’ costs	51,853	—	51,853
Transfer from advances for vessel acquisitions	689,112	—	689,112
Derecognition of vessels	(29,659)	53	(29,606)
Disposals	(54,343)	37,930	(16,413)
Balance, December 31, 2013	2,960,999	(773,611)	2,187,388
Depreciation	—	(99,515)	(99,515)
Vessel acquisitions and other vessels’ costs	28,984	—	28,984
Disposals	(36,543)	18,506	(18,037)
Balance, December 31, 2014	2,953,440	(854,620)	2,098,820
Depreciation	—	(93,961)	(93,961)
Other vessels’ costs	2,758	—	2,758
Disposals	(6,156)	3,189	(2,967)
Balance, December 31, 2015	2,950,042	(945,392)	2,004,650